           As filed with the U.S. Securities and Exchange Commission
                             on September 28, 1995

                       Securities Act File No. 33-27031
                   Investment Company Act File No. 811-5765

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                          Pre-Effective Amendment No.                      [ ]

                        Post-Effective Amendment No. 11                    [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940    [X]


                               Amendment No. 13                            [X]

                       (Check appropriate box or boxes)

                  Counsellors International Equity Fund, Inc.
 ...........................................................................
              (Exact Name of Registrant as Specified in Charter)

          466 Lexington Avenue
          New York, New York                           10017-3147
 .......................................           ........................
(Address of Principal Executive Offices)               (Zip Code)

      Registrant's Telephone Number, including Area Code:  (212) 878-0600

                              Mr. Eugene P. Grace
                   Warburg, Pincus International Equity Fund
                             466 Lexington Avenue
                         New York, New York 10017-3147
                   .........................................
                    (Name and Address of Agent for Service)

                                   Copy to:

                            Rose F. DiMartino, Esq.
                           Willkie Farr & Gallagher
                              One Citicorp Center
                             153 East 53rd Street
                        New York, New York  10022-4677

It is proposed that this filing will become effective (check appropriate box):

    [X]   immediately upon filing pursuant to paragraph (b)
    [ ]   on (date) pursuant to paragraph (b)
    [ ]   60 days after filing pursuant to paragraph (a)(1)
    [ ]   on (date) pursuant to paragraph (a)(1)
    [ ]   75 days after filing pursuant to paragraph (a)(2)
    [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                      DECLARATION PURSUANT TO RULE 24f-2

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Section
(a)(1) of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Rule 24f-2 Notice for Registrant's fiscal year ending on October 31, 1994 was filed on December 29, 1994.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 27nd day of September, 1995.


                                   COUNSELLORS INTERNATIONAL
                                   EQUITY FUND, INC.

                                   By:/s/  Richard H. King
                                           Richard H. King
                                             President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                     Title                    Date
---------                     -----                    ----

/s/ John L. Furth             Chairman of         September 27, 1995
    John L. Furth             the Board and
                              Director

/s/ Richard H. King           President           September 27, 1995
    Richard H. King

/s/ Stephen Distler           Vice President      September 27, 1995
    Stephen Distler           and Chief
                              Financial Officer

/s/ Howard Conroy             Vice President,     September 27, 1995
    Howard Conroy             Treasurer and Chief
                              Accounting Officer

/s/ Richard N. Cooper         Director            September 27, 1995
    Richard N. Cooper

/s/ Donald J. Donahue         Director            September 27, 1995
    Donald J. Donahue

/s/ Jack W. Fritz             Director            September 27, 1995
    Jack W. Fritz

/s/ Thomas A. Melfe           Director            September 27, 1995
    Thomas A. Melfe

/s/ Alexander B. Trowbridge   Director            September 27, 1995
    Alexander B. Trowbridge

                               INDEX TO EXHIBITS


Exhibit No.         Description of Exhibit
-----------         ----------------------

     1         Articles of Incorporation.*

     2         Amended and Restated By-Laws.*

     3         Not applicable.

     4         Forms of Share Certificates.**

     5         Investment Advisory Agreement.*

     6  (a)    Form of Distribution Agreement between the Fund and
               Counsellors Securities Inc.*

        (b) Form of Distribution Agreement between the Fund and CIGNA Securities Inc.*

        (c) Form of Selected Dealer Agreement between Counsellors Securities Inc. and CIGNA Securities, Inc.*

     7         Not applicable.

     8  (a)    Form of Custodian Agreement with PNC Bank, as amended.*

        (b) Form of Custodian Agreement with Fiduciary Trust Company International, as amended.*

     9  (a)    Form of Transfer Agency Agreement.***

        (b-1) Form of Co-Administration Agreement with Counsellors Funds Service, Inc.***



------------------------
* Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A, filed on September 22, 1995.

** Incorporated by reference; material provisions of this exhibit substantially similar to those of this exhibit in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Warburg, Pincus Post-Venture Capital Fund, Inc. filed on September 22, 1995 (Securities Act File No. 33-61225).

*** Incorporated by reference; material provisions of this exhibit substantially similar to those of this exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125; EDGAR Accession No. 950117-95-221).















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        (b-2)  Form of Co-Administration Agreement with PFPC Inc.*

     10        Opinion of Willkie Farr & Gallagher****

     11        Not applicable.

     12        Not applicable.

     13        Form of Purchase Agreement.*

     14        Retirement Plans.*****

     15 (a)    Form of Shareholder Services Plan.*

        (b)    Form of Distribution Plan.*

        (c)    Rule 18f-3 Plan.*

     16        Schedule for Computation of Total Return Performance Quotation.*

     17 (a) Financial Data Schedule relating to semiannual financials (Common Shares).

        (b) Financial Data Schedule relating to semiannual financials (Advisor Shares).








------------------------
**** Incorporated by reference to Opinion of Willkie Farr & Gallagher filed with Registrant's Rule 24f-2 Notice filed on December 29, 1994.

***** Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Managed Bond Trust, filed on February 28, 1995 (Securities Act File No. 33-73672).